[Letterhead]

December 1, 2008

VIA ELECTRONIC “EDGAR” TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:
Form S-3 Registration Statement of Sun Life Assurance Company of Canada (U.S.) (“Sun Life”) to Register the Continued Offer and Sale of Market Value Adjusted Interests (the “MVAs”) that Are Now Registered Pursuant to a Currently-Effective Form S-3 (Commission File No. 333-39306)

Commissioners:

I.  Purpose of the Enclosed Registration Statement (i.e., to Satisfy the Triennial Re-Filing Requirement Embodied in Rule 415(a)(5) and (6) Under the Securities Act of 1933, as Amended (“1933 Act”))

The MVAs that are the subject of the enclosed Form S-3 registration statement (the “Enclosed Form S-3”) are the same MVAs that are the subject of a currently-effective Form S-3 registration statement, Commission File No. 333-39306 (the “Old Form S-3”).  The MVAs are issued pursuant to a form of annuity contract (“Contract”1) issued by Sun Life. Nevertheless, for 1933 Act purposes, we treat the MVAs as being “securities” that are not entitled to rely on the exclusion in Section 3(a)(8) of that Act. Although the Contracts are no longer being offered and sold to new purchasers, additional purchase payments continue to be made pursuant to outstanding Contracts, and a very small proportion of those purchase payments continues to be allocated to MVAs.  Accordingly, we desire our offer and sale of the MVAs to continue to be registered under the 1933 Act.

In 2005, however, the Commission adopted revisions to Rule 415 under the 1933 Act that, in effect, prohibit an offering made in reliance on (inter alia) paragraphs (a)(1)(ix) or (x) of that rule from continuing for more than three years from the effective date of the related 1933 Act registration statement, unless a new 1933 Act registration statement is filed with respect to the offering. See Rule 415(a)(5) and (6). Sun Life’s offering of the MVAs is made in reliance on one or both of paragraphs (a)(1)(ix) or (x), and Sun Life, therefore, is now constrained to file a new 1933 Act registration statement with respect to the MVAs. Specifically, as Sun Life understands Rule 415(a)(5) and (6) and the Commission’s interpretation thereof, Sun Life would be required to cease its offer and sale of its MVAs in reliance on the Old Form S-3, unless a new

1 The Contracts have been issued on both a group and individual basis. Accordingly, the term “Contract,” as used herein, refers not only to the individual and group contracts, but also to the “certificates” issued under group contracts. Our popular names for these Contracts are “MFS Regatta Access” and “Futurity Focus II.”

Form S-3 registration statement is filed not later than December 1, 2008. The only reason that Sun Life is filing the Enclosed Form S-3 is to allow the offer and sale of MVAs pursuant to the Old Form S-3 to continue beyond that date. (Under Rule 415(a)(5)(ii), having now filed the Enclosed Form S-3, Sun Life can continue the offer and sale of MVAs pursuant to the Old Form S-3 until the earlier of the effective date of the Enclosed Form S-3 or 180 days after December 1, 2008.) Again, however, the Enclosed Form S-3 would not have been filed (or necessary), but for the requirements embodied in Rule 415(a)(5) and (6) that were adopted in 2005.

II.  Prospectuses and Supplements Contained in the Enclosed Form S-3

A.  MFS Regatta Access and Futurity Focus II Prospectuses Dated May 1, 2006

The Enclosed Form S-3 contains two prospectus dated May 1, 2006 that Sun Life filed in 2006 in connection with the Old Form S-3. Each of these two prospectuses corresponds to one of two versions of the Contract: i.e., MFS Regatta Access  and Futurity Focus II. Each of these versions of the Contract is issued under the same Contract form [Query: Is the foregoing statement correct? It appears to be, based on the fact that only a single individual Contract form and a single group Contract/certificate form are listed in the Exhibit list of the Old Form S-3. I note, however, that said Exhibit list also refers to certain revised Specifications Pages that were filed in 2001, and I do not know whether those revised pages apply to both MFS Regatta Access and Futurity Focus II.] and each is a “combination” contract under which, in addition to the MVAs, Sun Life offers variable investment options (the “Variable Options”) that are supported by a Sun Life separate account. The separate account and the interests therein have been registered, respectively, under the Investment Company Act of 1940, as amended, and the 1933 Act, pursuant to a currently-effective Form N-4 registration statement (Commission File Nos. 811-05846 and 333-31248) (the “Form N-4”).

The two prospectuses that are contained in the Enclosed Form S-3, likewise, are “combined” prospectuses that pertain to both the MVAs and the Variable Options. Accordingly, these two prospectuses also were filed in the Form N-4 in 2006. Sun Life, however, has not effected a general updating of those prospectuses since 2006. With respect to the Variable Options under the Contracts and the Form N-4, Sun Life ceased such updating in reliance on the line of Commission staff no-action letters that includes Great-West Life & Annuity Insurance Company (Oct. 23, 1990). With respect to the MVAs and the Old Form S-3, such general updating has been unnecessary, in view of the fact that, for purposes of Form S-3, the prospectuses are automatically updated by Sun Life’s filing from time to time of its periodic reports pursuant to the Securities Exchange Act of 1934, as amended (the “1934 Act”). (As required by the terms of Form S-3, the prospectuses, of course, contain language that automatically incorporates by reference all future-filed periodic reports of Sun Life pursuant to the 1934 Act; and, in accordance with the Commission’s rules and interpretations, the filing of such periodic reports automatically updates the prospectuses for purposes of Section 10(a)(3) of the 1933 Act.)

Because, therefore, the most recent prospectuses for the MFS Regatta Access and Futurity Focus II Contracts are the ones dated May 1, 2006, those prospectuses are included in the Enclosed Form S-3. However, in order to ensure that the prospectuses comply with all requirements of Form S-3 as of the current time, the Enclosed Form S-3 also includes several supplements to the May 1, 2006 prospectuses, as discussed in II. B. below. Accordingly, for purposes of the Enclosed Form S-3, the prospectus for MFS Regatta Access or Futurity Focus II, as the case may be, consists of the May 1, 2006 prospectus for that product as supplemented by the three supplements thereto that are also included in the filing (as discussed immediately below).

B.  Prospectus Supplements

Although the MFS Regatta Access and Futurity Focus II prospectuses have not been generally updated since May 1, 2006, there were some developments that affected the MVAs and as to which Sun Life supplemented the May 1, 2006 prospectuses. These developments resulted in two supplements for each Contract (one dated May 1, 2008 and one dated September 25, 2008) that were filed with the Commission at the time of their issuance. There were two slightly different versions of the first of these supplements (i.e., the supplement dated May 1, 2008), one version being used for MFS Regatta Access and the other version being used for Futurity Focus II. (The September 25, 2008 supplement was the same for both versions of the Contract.) Accordingly, in addition to the two May 1, 2006 prospectuses, the Enclosed Form S-3 includes one version of the May 1, 2008 supplement for each of those two prospectuses, as well as the September 25, 2008 supplement.

Finally, in order to otherwise generally revise the May 1, 2006 prospectuses so that they will clearly comply at this time with all of the other requirements of Form S-3, a supplement dated “______, 2009” (the “2009 Supplement”) has been included in the enclosed Form S-3.

To summarize, the MVA prospectus in the Enclosed Form S-3 for each of the two versions of the product consists of the May 1, 2006 prospectus for that version and three brief supplements thereto that are also included in the Enclosed Form S-3. Our reasons for structuring the prospectuses in this manner include the following:

•
No MFS Regatta Access or Futurity Focus II Contracts are being offered or sold to new purchasers, and only a very small amount of additional premium payments under outstanding Contracts is being allocated to MVAs.

•
In order to be used as Form S-3 prospectuses with respect to the MVAs, the May 1, 2006 prospectuses are not required to be generally updated each year, but, rather, customers have access to updated information primarily through the current and future periodic reports that Sun Life files and that are incorporated by reference into the prospectuses. This means that there is very little additional information related to the MVAs that may be necessary to bring the prospectuses into full current compliance with Form S-3’s requirements. Moreover, that limited additional information can (and will) be readily supplied for each version of the prospectus by three brief supplements (described above) that are also included in the Enclosed Form S-3; and the length and subject matter of these supplements are sufficiently limited that customers will be easily able to understand the supplements and their relationship to the applicable base prospectus.

•	Apart from the 2009 Supplement, these are the same prospectuses and supplements that are currently being relied upon in connection with the offer and sale of the MVAs pursuant to the Old Form S-3. The Enclosed Form S-3 is not being filed because of any substantive inadequacy that makes those documents inappropriate to use for that purpose in future years, but solely to comply with the new triennial re-filing requirement in Rule 415(a)(5) and (6). The prospectuses and supplements currently in use are adequately serving their purpose in connection with the Old Form S-3, and we see no reason why (when further augmented by the 2009 Supplement) they cannot just as adequately continue serving that purpose in connection with the Enclosed Form S-3.

III.  Proposed Timetable

After receipt of any Commission staff comments on the Enclosed Form S-3, Sun Life, by pre-effective amendment, plans to respond to such comments and to supply all other items that may be necessary or appropriate to make the registration statement complete. Thereafter, we would expect to request effectiveness of the Enclosed Form S-3 as of a date substantially in advance of May 1, 2009, in order (among other things) to avoid the annual rush of other filings that we and other insurers make pursuant to the customary May 1 annual update cycle. Accordingly, we would appreciate receiving any comments that the staff may have on the enclosed filing as soon as reasonably possible.

IV.  Request for Expedited Selective Review

As noted above, the May 1, 2006 prospectuses contained in the Enclosed Form S-3 are the same prospectuses that have previously been filed with the Commission and are currently in use connection with the MFS Regatta Access and Futurity Focus II Contracts. The May 1 and September 25, 2008 prospectus supplements contained in the Enclosed Form S-3 likewise have previously been filed with the Commission and are currently in use in connection with the MFS Regatta Access and Futurity Focus II Contracts, as the case may be. In any event, the information contained in the May 1 and September 25, 2008 supplements, as well as the information contained in the 2009 Supplement, is of limited scope. Accordingly, in view of the limited new material that the Enclosed Form S-3 will provide for review by the Commission staff, we request that the Enclosed Form S-3 be accorded expedited selective review by the staff.
___________________________________________________

Please direct any comments or questions to me or, in my absence, to Thomas C. Lauerman at Jorden Burt LLP (202-965-8156).

Thank you very much for your attention to this filing.

Sincerely,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel